Amounts Owed to Participants Withdrawing from the Plan (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Bank First Retirement Plan
Amounts Owed to Participants Withdrawing from the Plan
Amounts owed to participants withdrawing from the plan	$ 0	$ 0